SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total [Member]
Total Revenue	$ 2,723,363	$ 1,840,371
Revenues:
Revenue, Percentage	100.00%	100.00%
Total percent	48.00%
Revenue Segment [Member]
Revenues:
Subscription Software And Services, Percentage Change	52.00%
Professional Services And Other, Percentage Changes	(6.00%)
Subscription Software And Services	$ 2,595,050	$ 1,703,815
Subscription Software And Services, Percentage	95.00%	93.00%
Professional Services And Other	$ 128,313	$ 136,556
Professional Services And Other, Percentage	5.00%	7.00%